Share-Based Compensation - Additional Information (Detail) - 2011 Stock Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 04, 2014	Mar. 31, 2011	Mar. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option granted (in dollars per share)	$ 1.49	$ 5.10	$ 4.46
Options exercised (in shares)	0	(100,000)	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				15,900,000	7,200,000	7,200,000
Options granted in period annual vesting percentage	25.00%
Vesting period	4 years
Options contractual term	10 years
Compensation cost not yet recognized	$ 5.3
Recognition period	2 years 6 months
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized	$ 8.2
Recognition period	2 years 7 months 6 days
Weighted average fair value of RSUs granted (in dollars per share)	$ 3.64	$ 10.06	$ 9.93
Grant date fair value of RSUs	$ 9.7	$ 4.1	$ 1.7
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years